Tax - Disclosure of movements on deferred tax assets and liabilities during the year before offsetting (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in deferred tax liability (asset) [abstract]
Assets, beginning balance	£ 5,278	£ 5,103
Liabilities, beginning balance	(1,147)	(1,218)
Assets (liabilities), beginning balance	4,131	3,885
Income statement	(312)	(277)	£ (153)
Other comprehensive income and reserves	(758)	528
Other movements	(126)	(5)
Assets, ending balance	3,971	5,278	5,103
Liabilities, ending balance	(1,036)	(1,147)	(1,218)
Assets (liabilities), ending balance	2,935	4,131	3,885
Share based payments and deferred compensation
Reconciliation of changes in deferred tax liability (asset) [abstract]
Assets, beginning balance	409	327
Liabilities, beginning balance	0	0
Assets (liabilities), beginning balance	409	327
Income statement	40	(6)
Other comprehensive income and reserves	114	79
Other movements	(16)	9
Assets, ending balance	547	409	327
Liabilities, ending balance	0	0	0
Assets (liabilities), ending balance	547	409	327
Retirement benefit obligations
Reconciliation of changes in deferred tax liability (asset) [abstract]
Assets, beginning balance	12	16
Liabilities, beginning balance	(897)	(1,014)
Assets (liabilities), beginning balance	(885)	(998)
Income statement	14	(3)
Other comprehensive income and reserves	(7)	116
Other movements	(2)	0
Assets, ending balance	14	12	16
Liabilities, ending balance	(894)	(897)	(1,014)
Assets (liabilities), ending balance	(880)	(885)	(998)
Cash flow hedges
Reconciliation of changes in deferred tax liability (asset) [abstract]
Assets, beginning balance	904	1,058
Liabilities, beginning balance	(3)	0
Assets (liabilities), beginning balance	901	1,058
Income statement	0	0
Other comprehensive income and reserves	(582)	(157)
Other movements	0	0
Assets, ending balance	319	904	1,058
Liabilities, ending balance	0	(3)	0
Assets (liabilities), ending balance	319	901	1,058
Fair value through other comprehensive income
Reconciliation of changes in deferred tax liability (asset) [abstract]
Assets, beginning balance	691	510
Liabilities, beginning balance	0	0
Assets (liabilities), beginning balance	691	510
Income statement	0	0
Other comprehensive income and reserves	(256)	181
Other movements		0
Assets, ending balance	435	691	510
Liabilities, ending balance	0	0	0
Assets (liabilities), ending balance	435	691	510
Fixed asset timing differences
Reconciliation of changes in deferred tax liability (asset) [abstract]
Assets, beginning balance	367	275
Liabilities, beginning balance	(109)	(112)
Assets (liabilities), beginning balance	258	163
Income statement	42	90
Other comprehensive income and reserves	0	0
Other movements	(14)	5
Assets, ending balance	380	367	275
Liabilities, ending balance	(94)	(109)	(112)
Assets (liabilities), ending balance	286	258	163
Loan impairment allowance
Reconciliation of changes in deferred tax liability (asset) [abstract]
Assets, beginning balance	408	506
Liabilities, beginning balance	0	0
Assets (liabilities), beginning balance	408	506
Income statement	(151)	(79)
Other comprehensive income and reserves	0	0
Other movements	(32)	(19)
Assets, ending balance	225	408	506
Liabilities, ending balance	0	0	0
Assets (liabilities), ending balance	225	408	506
Own credit
Reconciliation of changes in deferred tax liability (asset) [abstract]
Assets, beginning balance	394	85
Liabilities, beginning balance	0	0
Assets (liabilities), beginning balance	394	85
Income statement	0	1
Other comprehensive income and reserves	(28)	308
Other movements	1	0
Assets, ending balance	367	394	85
Liabilities, ending balance	0	0	0
Assets (liabilities), ending balance	367	394	85
Other temporary differences
Reconciliation of changes in deferred tax liability (asset) [abstract]
Assets, beginning balance	878	903
Liabilities, beginning balance	(138)	(92)
Assets (liabilities), beginning balance	740	811
Income statement	25	(72)
Other comprehensive income and reserves	1	1
Other movements	(42)	0
Assets, ending balance	772	878	903
Liabilities, ending balance	(48)	(138)	(92)
Assets (liabilities), ending balance	724	740	811
Tax losses carried forward
Reconciliation of changes in deferred tax liability (asset) [abstract]
Assets, beginning balance	1,215	1,423
Liabilities, beginning balance	0	0
Assets (liabilities), beginning balance	1,215	1,423
Income statement	(282)	(208)
Other comprehensive income and reserves	0	0
Other movements	(21)	0
Assets, ending balance	912	1,215	1,423
Liabilities, ending balance	0	0	0
Assets (liabilities), ending balance	£ 912	£ 1,215	£ 1,423